Selling, Distribution and Administrative Expenses (Details) - Schedule of Administrative Expenses - USD ($)		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Schedule of Administrative Expenses [Abstract]
Staff expense		$ 3,602,127	$ 2,988,331
Rental expense		345,026	77,999
Depreciation and amortization expense		1,251,359	1,176,705
Utilities expense		53,015	30,021
Travelling and entertainment expense		135,186	216,633
Marketing expense		150,203	228,054
Professional fees		774,553	1,262,085
Repairs and maintenance		35,298	26,835
Employee benefits		29,316	228,506
Research and development expense		95,322	68,946
Other expenses	[1]	510,255	673,881
Selling ,distribution and administrative expenses		$ 6,981,660	$ 6,977,996

[1]	Other expenses mainly comprised of office expenses, stamp duties, training costs, transportation costs for robots, etc.